ACQUISITION OF INTELLECTUAL PROPERTY OF ADVANCED TEAR DIAGNOSTIC, LLC.	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ACQUISITION OF INTELLECTUAL PROPERTY OF ADVANCED TEAR DIAGNOSTIC, LLC.
ACQUISITION OF INTELLECTUAL PROPERTY OF ADVANCED TEAR DIAGNOSTIC, LLC.

NOTE 2: ACQUISITION OF INTELLECTUAL PROPERTY OF ADVANCED TEAR DIAGNOSTIC, LLC.

AXIM entered into two substantially contemporaneous transactions to acquire patents and 510(K) Licenses from Advanced Tear Diagnostics, LLC (the “Seller”) (collectively, the “Asset Acquisition”) for a total amount of $4,520,000.

The first transaction occurred on July 29, 2021, in which AXIM purchased five patents (the “Patents”) from the Seller for $250,000 (which includes assuming and paying $30,000 of the Seller’s liabilities). The bulk of the purchase price ($210,000) was in a note that requires seven equal monthly payments of $30,000, which payment started on September 3, 2021.

The second transaction occurred on August 26, 2021, in which AXIM purchased certain eye disease diagnostic technology, which consisted of a 510(K) license for Lactoferrin, a biomarker for dry eye disease and a 510(K) license for IgE, a biomarker for allergic ocular reaction (collectively, the “510(K) Licenses”). The purchase price for the 510(K) Licenses was $4,270,000, which price was paid by issuing to the Seller 7 million shares of AXIM restricted common stock.

Together, the Patents and the 510(K) Licenses constitute the acquired technology asset (the “Technology Asset”), which for accounting purposes, are considered one unit of account. We are amortizing the Technology Asset ratably over the 11.54 average remaining life of the Patents.

In accordance with FASB’s requirements for accounting for business combinations (FASB Accounting Standards Codification, Topic 805, Business Combinations (“Topic 805”)), since all of the value of this acquisition resides in one asset, the Technology Asset, we have accounted for this transaction as the acquisition of an asset. The seller had not been able to commercialize or complete development of the Technology Asset prior to the asset acquisition and AXIM has established an Ophthalmology Division to commercialize and market the diagnostic technology. In an asset acquisition, the total purchase price of the transaction, including transaction expenses, is allocated to the assets acquired based on the fair value of the assets acquired. In our acquisition of the Technology Asset, the total amount of the purchase price was allocated to the Technology Asset.

NOTE 2: ACQUISITION OF INTELLECTUAL PROPERTY OF ADVANCED TEAR DIAGNOSTIC, LLC.

AXIM entered into two substantially contemporaneous transactions to acquire patents and 510(K) Licenses from Advance Tear Diagnostics, LLC (the “Seller”) (collectively, the “Asset Acquisition”) for a total amount of $4,520,000.

The first transaction occurred on July 29, 2021, in which AXIM purchased five patents (the “Patents”) from the Seller for $250,000 (which includes assuming and paying $30,000 of the Seller’s liabilities). The bulk of the purchase price ($210,000) was in a note that requires seven equal monthly payments of $30,000, which payment started on September 3, 2021.

The second transaction occurred on August 26, 2021, in which AXIM purchased certain eye disease diagnostic technology, which consisted of a 510(K) license for Lactoferrin, a biomarker for dry eye disease and a 510(K) license for IgE, a biomarker for allergic ocular reaction (collectively, the “510(K) Licenses”). The purchase price for the 510(K) Licenses was $4,270,000, which price was paid by issuing to the Seller 7 million shares of AXIM restricted common stock.

Together, the Patents and the 510(K) Licenses constitute the acquired technology asset (the “Technology Asset”), which for accounting purposes, are considered one unit of account. We are amortizing the Technology Asset ratably over the 11.54 average remaining life of the Patents.

In accordance with FASB’s requirements for accounting for business combinations (FASB Accounting Standards Codification, Topic 805, Business Combinations (“Topic 805”)), since all of the value of this acquisition resides in one asset, the Technology Asset, we have accounted for this transaction as the acquisition of an asset. The seller had not been able to commercialize or complete development of the Technology Asset prior to the asset acquisition and AXIM has established an Ophthalmology Division to commercialize and market the diagnostic technology. In an asset acquisition, the total purchase price of the transaction, including transaction expenses, is allocated to the assets acquired based on the fair value of the assets acquired. In our acquisition of the Technology Asset, the total amount of the purchase price was allocated to the Technology Asset.